Registration Nos. 33-50208

811-7062

As filed with the Securities and Exchange Commission on September 29, 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 27 ☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28 ☒

(Check appropriate box or boxes)

Pacific Global Fund, Inc.

d/b/a Pacific Advisors Fund Inc.

(Exact Name of Registrant as Specified in Charter)

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(818) 989-6693

George A. Henning

Pacific Global Investment Management Company

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Agent for Service)

Copies to:

Joan E. Boros, Esq.Jorden Burt, LLP

1025 Thomas Jefferson St., N.W., Suite 400 East

Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to Paragraph (b)

☒  On October 9, 2006 pursuant to Paragraph (b)

☐  60 days after filing pursuant to Paragraph (a)(1)

☐  On                                  pursuant to Paragraph (a)(1)

☐  75 days after filing pursuant to Paragraph (a)(2)

☐  On                                  pursuant to Paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its six series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effective date for Post-Effective Amendment No. 25 to this Registration Statement filed on July 12, 2006. The new effective date is October 9, 2006. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 29th day of September, 2006.

PACIFIC GLOBAL FUND, INC.

d/b/a PACIFIC ADVISORS FUND INC.

(Registrant)

By:	/s/ George Henning
George Henning
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Victoria Breen
Victoria Breen	Director	September 29, 2006

/s/ Thomas M. Brinker, Sr.
Thomas M. Brinker, Sr.	Director	September 29, 2006

/s/ L. Michael Haller, III
L. Michael Haller, III	Director	September 29, 2006

/s/ Thomas H. Hanson
Thomas H. Hanson	Vice President	September 29, 2006
and Secretary

/s/ George A. Henning
George A. Henning	President and	September 29, 2006
Chairman of the Board (Principal Executive Officer)

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SIGNATURE	TITLE	DATE

/s/ Barbara A. Kelley
Barbara A. Kelley	Chief Compliance Officer,	September 29, 2006
Vice President, and Treasurer (Principal Financial and Accounting Officer)

/s/ Takashi Makinodan
Takashi Makinodan	Director	September 29, 2006

/s/ Gerald E. Miller
Gerald E. Miller	Director	September 29, 2006

/s/ Louise K. Taylor
Louise K. Taylor	Director	September 29, 2006

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